GOODWILL AND INTANGIBLE ASSETS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 21, 2023
Indefinite-lived Intangible Assets
Gross Amount	$ 9,734,560		$ 9,734,560		$ 9,734,560	$ 4,736,080
Accumulated Amortization	(4,155,129)		(4,155,129)		(2,670,202)	(1,091,509)
Carrying Value	5,579,431		5,579,431		7,064,358	3,644,571
Indefinite-lived	15,576,440		15,576,440		15,576,440	10,354,640
Intangible assets, net	11,421,311		11,421,311		12,906,238	9,263,131
Amortization expense	804,924	$ 537,812	1,759,277	$ 1,075,625	1,653,819	1,128,524
Goodwill							$ 1,130,311
Intangible assets, net							$ 1,246,915
Harper & Jones, LLC | Disposal group, Disposed by sale
Indefinite-lived Intangible Assets
Goodwill	1,130,311		1,130,311
Intangible assets, net	1,246,915		1,246,915
Customer relationships
Indefinite-lived Intangible Assets
Gross Amount	9,734,560		9,734,560		9,734,560	4,736,080
Accumulated Amortization	(4,155,129)		(4,155,129)		(2,670,202)	(1,091,509)
Carrying Value	5,579,431		5,579,431		7,064,358	3,644,571
Brand name
Indefinite-lived Intangible Assets
Indefinite-lived	$ 5,841,880		$ 5,841,880			5,618,560
Intangible assets, net					$ 5,841,880	$ 5,618,560